Summary of Significant Accounting Policies (Policies)	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the SEC, and reflect all adjustments, consisting only of normal recurring adjustments, which are, in the opinion of management, necessary for a fair presentation of the Company’s financial position at December 31, 2020 and the results of operations and cash flows for the period presented.

Basis of Presentation
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the SEC, and reflect all adjustments, consisting only of normal recurring adjustments, which are, in the opinion of management, necessary for a fair presentation of the Company’s financial position at June 30, 2021 and the results of operations and cash flows for the periods presented.

Emerging Growth Company
Emerging Growth Company
Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities and Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

Emerging Growth Company
Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities and Exchange Act of 1934, as am
e
nded) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended tr
a
nsition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

Cash
Cash
Cash and cash equivalents include cash on hand and on deposit at banking institutions as well as all highly liquid short-term investments with original maturities of 90 days or less. The Company did not have any cash equivalents as of December 31, 2020.

Cash
Cash and cash equivalents include cash on hand and on deposit at banking institutions as well as all highly liquid short-term investments with original maturities of 90 days or less. The Company did not have any cash equivalents as of June 30, 2021 or December 31, 2020.

Assets Held in Trust Account
Assets Held in Trust Account
The Company invests in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (d)(2), (d)(3) and (d)(4) of Rule
2a-7
of the Investment Company Act, as determined by the Company.
As of December 31, 2020, the assets held in the Trust Account are comprised of $402,500,000 invested in marketable debt securities and $1,008 of interest receivable associated with those investments. The Company classifies the marketable debt securities held in the Trust Account as available for sale. Available for sale debt securities are carried at their fair value and any difference between cost and fair value is recorded as an unrealized gain or loss, net of income taxes, and is reported as accumulated other comprehensive income (loss) in the consolidated statements of equity. The cost of securities sold is based on the specific identification method. The estimated fair values of marketable debt securities held in the Trust Account are determined using available market information. During the period from October 13, 2020 (inception) to December 31, 2020, there have been no realized or unrealized gains or losses, or declines in value resulting from credit losses on the debt securities held in the Trust Account. Interest and dividends on the debt securities held in the Trust Account are included in Interest income earned on assets held in Trust Account in the Statement of Operations.
As of December 31, 2020, the assets held in the Trust Account are comprised of $402,500,000 invested in marketable securities and $1,008 of interest receivable associated with those investments. During the period from October 13, 2020 (inception) to December 31, 2020, the Company did not withdraw any interest income from the Trust Account to pay its tax obligations.

Assets Held in Trust Account
The Company invests in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (d)(2), (d)(3) and (d)(4) of Rule
2a-7
of the Investment Company Act, as determined by the Company.
As of June 30, 2021, the assets held in the Trust Account were comprised of $402,509,142 invested in marketable debt securities and $1,815 of interest receivable associated with those investments. As of December 31, 2020, the assets held in the Trust Account were comprised of $402,500,000 invested in marketable debt securities and $1,008 of interest receivable associated with those investments. The Company classifies the marketable debt securities held in the Trust Account as available for sale. Available for sale debt securities are carried at their fair value and any difference between cost and fair value is recorded as an unrealized gain or loss, net of income taxes, and is reported as accumulated other comprehensive income (loss) in the statements of equity. The cost of securities sold is based on the specific identification method. The estimated fair values of marketable debt securities held in the Trust Account are determined using available market information. During the six months ended June 30, 2021 and the period ended December 31, 2020, there have been no realized or unrealized gains or losses or declines in value resulting from credit losses on the debt securities held in the Trust Account. Interest and dividends on the debt securities held in the Trust Account are included in Interest income earned on assets held in Trust Account in the Statement of Operations.

During the six months ended June 30, 2021 and the period ended December 31, 2020, the Company did not withdraw any interest income from the Trust
Account to pay its tax obligations.

Class A Common Stock Subject to Possible Redemptions
Class A Common Stock Subject to Possible Redemptions
The Company accounts for its common stock as subject to possible redemption in accordance with the guidance in ASC 480. Common stock subject to mandatory redemption is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, the Company’s Class A common stock subject to possible redemption is presented at redemption value as temporary equity, outside of the stockholders’ decifit section of the Company’s Balance Sheet.

Class A Common Stock Subject to Possible Redemptions
The Company
 accounts for its common stock as subject to possible redemption in accordance with the guidance in ASC 480. Common stock subject to mandatory redemption is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, the Company’s Class A common stock subject to possible redemption is presented at redemption value as temporary equity, outside of the stockholders’ deficit section of the Company’s Balance Sheet.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which at times, may exceed the Federal depository insurance coverage of

$
250,000
. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which at times may exceed the Federal depository insurance coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Financial Instruments
Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurements and Disclosures” (ASC 820), approximates the carrying amounts represented in the Balance Sheet due to their short-term nature.

Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurements and Disclosures” (ASC 820), approximates the carrying amounts represented in the Balance Sheet due to their short-term nature.

Fair Value Measurement
Fair Value Measurement
ASC 820 establishes a fair value hierarchy that pri
o
ritizes and ranks the level of observability of inputs used to measure investments at fair value. The observability of inputs is impacted by a number of factors, including the type of investment, characteristics specific to the investment, market conditions and other factors. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level I measurements) and the lowest priority to unobservable inputs (Level III measurements).
Investments with readily available quoted prices or for which fair value can be measured from quoted prices in active markets will typically have a higher degree of input observability and a lesser degree of judgment applied in determining fair value.
The three levels of the fair value hierarchy under ASC 820 are as follows:
Level I
— Quoted prices (unadjusted) in active markets for identical investments at the measurement date are used.
Level II
— Pricing inputs are other than quoted prices included within Level I that are observable for the investment, either directly or indirectly. Level II pricing inputs include quoted prices for similar investments in active markets, quoted prices for identical or similar investments in markets that are not active, inputs other than quoted prices that are observable for the investment, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.
Level III
— Pricing inputs are unobservable and include situations where there is little, if any, market activity for the investment. The inputs used in determination of fair value require significant judgment and estimation.
In some cases, the inputs used to measure fair value might fall within different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the investment is categorized in its entirety is determined based on the lowest level input that is significant to the investment. Assessing the significance of a particular input to the valuation of an investment in its entirety requires judgment and considers factors specific to the investment. The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the perceived risk of that investment.

Fair Value Measurement
ASC 820 establishes a fair value hierarchy that prioritizes and ranks the level of observability of inputs used to measure investments at fair value. The observability of inputs is impacted by a number of factors, including the type of investment, characteristics specific to the investment, market conditions and other factors. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level I measurements) and the lowest priority to unobservable inputs (Level III measurements).
Investments with readily available quoted prices or for which fair value can be measured from quoted prices in active markets will typically have a higher degree of input observability and a lesser degree of judgment applied in determining fair value.
The three levels of the fair value hierarchy under ASC 820 are as follows:
Level I
— Quoted prices (unadjusted) in active markets for identical investments at the measurement date are used.
Level II
— Pricing inputs are other than quoted prices included within Level I that are observable for the investment, either directly or indirectly. Level II pricing inputs include quoted prices for similar investments in active markets, quoted prices for identical or similar investments in markets that are not active, inputs other than quoted prices that are observable for the investment, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.
Level III
— Pricing inputs are unobservable and include situations where there is little, if any, market activity for the investment. The inputs used in determination of fair value require significant judgment and estimation.
In some cases, the inputs used to measure fair value might fall within different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the investment is categorized in its entirety is determined based on the lowest level input that is significant to the investment. Assessing the significance of a particular input to the valuation of an investment in its entirety requires judgment and considers factors specific to the investment. The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the perceived risk of that investment.

Offering Costs
Offering Costs
The Company incurred $22,926,943 in offering costs in connect
i
on with the Initial Public Offering. Offering costs consist of legal, accounting, underwriting fees and other costs incurred that are directly related to the
Initial
Pu
blic Offering
. The Company complies with the requirements of ASC 340, "Other Assets and Deferred Costs" (ASC 340) and SEC Staff Accounting Bulletin Topic 5A “Expenses of Offering.” These offering costs were allocated between the Redeemable Warrant liability ($997,322) and Class A common stock subject to redemption ($21,929,621) in proportion to the proceeds of the Initial Public Offering.

Offering Costs
The Company incurred $22,926,943 in offering costs in connection with the Initial Public Offering. Offering costs consist of legal, accounting, underwriting fees and other costs incurred that are directly related to the Initial Public Offering. The Company complies with the requirements of ASC 340, “Other Assets and Deferred Costs” (ASC 340), and SEC Staff Accounting Bulletin Topic 5A “Expenses of Offering.” These offering costs were allocated between the Redeemable Warrant liability ($997,322) and Class A common stock subject to redemption ($21,929,621) in proportion to the proceeds of the Initial Public Offering.

Income Taxes
Income Taxes
Income taxes are accounted for under the asset and liability method in accordance with the “Accounting for Income Taxes,” Topic of the FASB ASC (Topic 740). Deferred tax assets and liabilities are determined based on temporary differences betw
e
en the financial reporting and tax basis of assets and liabilities and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured by applying enacted tax rates and laws and are released in the years in which the temporary differences are expected to be recovered or s
e
ttled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are provided against deferred tax assets when it is more likely than not that some portion or all of the deferred tax asset will not be realized.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not
to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties relat
e
d to unrecognized tax benefits as income tax expense.
On March 18, 2020, the Families First Coronavirus Response Act (“FFCR Act”), and on March 27, 2020, the CARES Act were each enacted in response to the
COVID-19
pandemic. The FFCR Act and the CARES Act contain numerous tax provisions, such as net operating loss carryback periods, alternative minimum tax credit refunds, deferral of employer payroll taxes deferring payroll tax payments, establishing a credit for the retention of certain employees, relaxing limitations on the deductibility of interest, and updating the definition of qualified improvement property. This legislation currently has no material impact to income tax expense on the Company’s financial statements.

Income Taxes
Income taxes are accounted for under the asset and liability method in accordance with the “Accounting for Income Taxes” Topic of the FASB ASC (Topic 740). Deferred tax assets and liabilities are determined based on temporary differences between the financial reporting and tax basis of assets and liabilities and operating loss and tax credit carry forw
a
rds. Deferred tax assets and liabilities are measured by applying enacted tax rates and laws and are released in the years in which the temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are provided against deferred tax assets when it is more likely than not that some portion or all of the deferred tax asset will not be realized.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not
to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense.

Net Income (Loss) per Share of Common Stock
Net Loss per Share of Common Stock
The Company has two classes of common stock, Class A common stock and Class B common stock. Earnings and losses are shared pro rata between the two classes of common stock. Net loss per share of common stock is computed by dividing pro rata net loss by the weighted average number of shares of common stock outstanding during the period, plus to the extent dilutive, the incremental number of shares of common stock to settle warrants, as calculated using the treasury stock method.
The Company has not considered the effect of the Redeemable Warrants and Private Placement Warrants to purchase an aggregate of 17,429,167
Class A common stock in the calculation of diluted loss per share, since the exercise of the warrants are contingent upon the occurrence of future events and the inclusion of such warrants are out of the money and hence would not result in the issuance of incremental shares of common stock under the treasury stock method. As a result, diluted loss per share of common stock is the same as basic loss per share of common stock for the period. No warrants have been exercised as of December 31, 2020.

	Class A Common Stock	Class B Common Stock
Basic and diluted net loss per share
Numerator:
Allocation of net loss including accretion of temporary equity	$(35,738,191)	$(6,201,753)
Denominator:
Weighted-average shares outstanding	8,553,125	1,484,249
Basic and diluted net loss per share	$(4.18)	$(4.18)

Net Income (Loss) per Share of Common Stock
The Company has two classes of common stock, Class A common stock and Class B common stock. Earnings and losses are shared pro rata between the two classes of common stock. Net income (loss) per share of common stock is computed by dividing pro rata net income by the weighted average number of shares of common stock outstanding during the period, plus to the extent dilutive, the incremental number of shares of common stock to settle warrants, as calculated using the treasury stock method.
The Company has not considered the effect of the Redeemable Warrants and Private Placement Warrants to purchase an aggregate of 17,429,167 Class A common stock in the calculation of diluted income (loss) per share, since the exercise of the warrants are contingent upon the occurrence of future events and the warrants are out of the money and hence would not result in the issuance of incremental shares of common stock under the treasury stock method. For the same reason, the Company did not consider the effect of an exercise of the Private Placements Warrants that are associated with the drawn amount of the Promissory Note. The outstanding balance entitles the Sponsor to receive 733,333 Private Placements Warrants upon the close of the intended business combination, each exercisable to purchase one share of Class A common stock at $11.00 per share.
As a result,
diluted income (loss)
 per share of common stock is the same as basic income (loss) per share of common stock for the period.
No
warrants were exercised during the six months ended June 30, 2021.

	Six Months Ended
	June 30, 2021
	Class A common stock	Class B common stock
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net income (loss) including accretion of temporary equity	$4,024,612	$201,230

Denominator:
Weighted-average shares outstanding	40,250,000	2,012,500

Basic and diluted net income (loss) per share	$0.10	$0.10

Stock-Based Compensation
Stock-Based Compensation
Stock-based compensation expense associated with the Company’s equity awards is measured at fair value upon the grant date and recognized over the requisite service period. To the extent a stock-based award is subject to a performance condition, the amount of expense recorded in a given period, if any, reflects an assessment of the probability of achieving such performance condition, with compensation recognized once the event is deemed probable to occur. The fair value of equity awards has been estimated using Monte Carlo and Binomial simulations. Forfeitures are recognized as incurred.

Stock-Based Compensation
Stock-based compensation expense associated with the Company’s equity awards is measured at fair value upon the grant date and recognized over the requisite service period. To the extent a stock-based award is subject to a performance condition, the amount of expense recorded in a given period, if any, reflects an assessment of the probability of achieving such performance condition, with compensation recognized once the event is deemed probable to occur. The fair value of equity awards has been estimated using Monte Carlo simulations. Forfeitures are recognized as incurred.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Refer to “Note 7—Redeemable Warrant Liability” for the valuation of the Company’s Redeemable Warrant liability. Refer to “Note 8—Stock-Based Compensation” for the valuation of the Company’s stock-based compensation.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Refer to “Note 7—Redeemable Warrant Liability” for the valuation of the Company’s Redeemable Warrant liability. Refer to “Note 8—Stock-Based Compensation” for the valuation of our stock-based compensation.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Management does not believe that any rec
e
ntly issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

Recent Accounting Pronouncements
In December 2019, the Financial Accounting Standards Board (FASB) issued ASU
2019-12,
“Income Taxes (ASC 740): Simplifying the Accounting for Income Taxes.” This ASU removes specific exceptions to the general principles in ASC 740 and improves and simplifies financial statement preparers’ application of income tax-related
guidance. This ASU is effective for fiscal years beginning after December 15, 2020, and interim periods within those years, with early adoption permitted. The Company adopted ASU
2019-12
in the first quarter of 2021 and the adoption did not have a material impact on the Company’s consolidated financial statements and related disclosures.
Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.